                         AIM V.I. AGGRESSIVE GROWTH FUND
                                 SERIES I SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                       as supplemented September 16, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Aggressive Growth Fund ("V.I. Aggressive Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Aggressive Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Aggressive Growth Fund, and V.I. Aggressive Growth Fund will cease operations.

                         AIM V.I. AGGRESSIVE GROWTH FUND
                                SERIES II SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                       as supplemented September 16, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Aggressive Growth Fund ("V.I. Aggressive Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Aggressive Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Aggressive Growth Fund, and V.I. Aggressive Growth Fund will cease operations.

                             AIM V.I. BLUE CHIP FUND
                                 SERIES I SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Blue Chip Fund ("V.I. Blue Chip Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("V.I. Large Cap Growth Fund"), also a series of AVIF. The Plan requires approval by V.I. Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Blue Chip Fund will receive a corresponding class of shares of V.I. Large Cap Growth Fund in exchange for their shares of V.I. Blue Chip Fund, and V.I. Blue Chip Fund will cease operations.

                             AIM V.I. BLUE CHIP FUND
                                SERIES II SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Blue Chip Fund ("V.I. Blue Chip Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("V.I. Large Cap Growth Fund"), also a series of AVIF. The Plan requires approval by V.I. Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Blue Chip Fund will receive a corresponding class of shares of V.I. Large Cap Growth Fund in exchange for their shares of V.I. Blue Chip Fund, and V.I. Blue Chip Fund will cease operations.

                              AIM V.I. GROWTH FUND
                                 SERIES I SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Growth Fund ("V.I. Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Growth Fund, and V.I. Growth Fund will cease operations.

                              AIM V.I. GROWTH FUND
                                SERIES II SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Growth Fund ("V.I. Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Growth Fund, and V.I. Growth Fund will cease operations.

                          AIM V.I. PREMIER EQUITY FUND
                                 SERIES I SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Premier Equity Fund ("V.I. Premier Equity Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Premier Equity Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Premier Equity Fund, and V.I. Premier Equity Fund will cease operations.

                          AIM V.I. PREMIER EQUITY FUND
                                SERIES II SHARES

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Premier Equity Fund ("V.I. Premier Equity Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Premier Equity Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Premier Equity Fund, and V.I. Premier Equity Fund will cease operations.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
               as supplemented July 1, 2005 and September 16, 2005


The following information is with respect to AIM V.I. Aggressive Growth Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Aggressive Growth Fund ("V.I. Aggressive Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Aggressive Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Aggressive Growth Fund, and V.I. Aggressive Growth Fund will cease operations.


The following information is with respect to AIM V.I. Blue Chip Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Blue Chip Fund ("V.I. Blue Chip Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("V.I. Large Cap Growth Fund"), also a series of AVIF. The Plan requires approval by V.I. Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Blue Chip Fund will receive a corresponding class of shares of V.I. Large Cap Growth Fund in exchange for their shares of V.I. Blue Chip Fund, and V.I. Blue Chip Fund will cease operations.

The following information is with respect to AIM V.I. Growth Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Growth Fund ("V.I. Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Growth Fund, and V.I. Growth Fund will cease operations.


The following information is with respect to AIM V.I. Premier Equity Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Premier Equity Fund ("V.I. Premier Equity Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Premier Equity Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Premier Equity Fund, and V.I. Premier Equity Fund will cease operations.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                               (SERIES II SHARES)

                       Supplement dated November 14, 2005
                     to the Prospectus dated April 29, 2005
               as supplemented July 1, 2005 and September 16, 2005


The following information is with respect to AIM V.I. Aggressive Growth Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Aggressive Growth Fund ("V.I. Aggressive Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Aggressive Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Aggressive Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Aggressive Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Aggressive Growth Fund, and V.I. Aggressive Growth Fund will cease operations.


The following information is with respect to AIM V.I. Blue Chip Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Blue Chip Fund ("V.I. Blue Chip Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("V.I. Large Cap Growth Fund"), also a series of AVIF. The Plan requires approval by V.I. Blue Chip Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Blue Chip Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Blue Chip Fund will receive a corresponding class of shares of V.I. Large Cap Growth Fund in exchange for their shares of V.I. Blue Chip Fund, and V.I. Blue Chip Fund will cease operations.

The following information is with respect to AIM V.I. Growth Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Growth Fund ("V.I. Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Growth Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Growth Fund, and V.I. Growth Fund will cease operations.


The following information is with respect to AIM V.I. Premier Equity Fund:

The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on November 14, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Premier Equity Fund ("V.I. Premier Equity Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Core Equity Fund ("V.I. Core Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Premier Equity Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about April 4, 2006. If the Plan is approved by shareholders of V.I. Premier Equity Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Premier Equity Fund will receive a corresponding class of shares of V.I. Core Equity Fund in exchange for their shares of V.I. Premier Equity Fund, and V.I. Premier Equity Fund will cease operations.